UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Basic Value Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Basic Value LLC	$ 4,240,228,352
Total Investments (Cost - $3,383,491,414) - 100.1%	4,240,228,352
Liabilities in Excess of Other Assets - (0.1)%	(2,199,510)
Net Assets - 100.0%	$ 4,238,028,842
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
As of September 30, 2009, the Fund's investment in the Fund was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relate to the Fund, which can be found in Fund's most recent financial statements as contained in its annual report.

Master Basic Value LLC
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Above-Average Yield - 36.2%
Aerospace & Defense - 1.3%	Honeywell International, Inc.	1,521,400	$ 56,520,010
Capital Markets - 1.5%	The Bank of New York Mellon Corp.	2,213,700	64,175,163
Chemicals - 1.8%	E.I. du Pont de Nemours & Co. (a)	2,350,100	75,532,214
Commercial Banks - 0.5%	U.S. Bancorp (a)	1,070,200	23,394,572
Diversified Financial Services - 4.0%	JPMorgan Chase & Co.	3,843,600	168,426,552
Diversified Telecommunication	AT&T Inc.	2,381,600	64,327,016
Services - 3.1%	Verizon Communications, Inc. (a)	2,170,000	65,685,900
			130,012,916
Electric Utilities - 1.2%	The Southern Co.	1,679,600	53,192,932
Food Products - 2.7%	General Mills, Inc.	1,770,900	114,010,542
Household Products - 0.3%	Clorox Co. (a)	245,800	14,457,956
Industrial Conglomerates - 1.5%	Tyco International Ltd.	1,805,325	62,247,606
Metals & Mining - 0.9%	Alcoa, Inc. (a)	2,775,300	36,411,936
Multi-Utilities - 1.2%	Dominion Resources, Inc. (a)	1,513,898	52,229,481
Oil, Gas & Consumable Fuels - 4.9%	Chevron Corp.	1,036,200	72,979,566
	Exxon Mobil Corp.	1,960,900	134,537,349
			207,516,915
Pharmaceuticals - 8.7%	Bristol-Myers Squibb Co.	7,660,300	172,509,956
	Eli Lilly & Co. (a)	1,373,700	45,373,311
	Pfizer, Inc. (a)	3,987,800	65,998,090
	Wyeth	1,767,200	85,850,576
			369,731,933
Semiconductors & Semiconductor	Analog Devices, Inc. (a)	1,825,039	50,334,576
Equipment - 2.6%	Maxim Integrated Products, Inc.	3,209,500	58,220,330
			108,554,906
	Total Above-Average Yield		1,536,415,634
Below-Average Price/Earnings Ratio - 27.4%
Aerospace & Defense - 0.8%	Northrop Grumman Corp.	678,700	35,122,725
Capital Markets - 1.8%	Morgan Stanley	2,543,200	78,534,016
Computers & Peripherals - 3.1%	Hewlett-Packard Co.	2,756,200	130,120,202
Diversified Financial Services - 2.1%	Bank of America Corp.	5,193,700	87,877,404
Energy Equipment & Services - 1.0%	Noble Corp.	1,100,100	41,759,796
Food Products - 5.7%	Kraft Foods, Inc.	4,478,869	117,659,889
	Unilever NV - ADR	4,248,900	122,623,254
			240,283,143
Insurance - 7.5%	ACE Ltd.	825,800	44,147,268
	MetLife, Inc. (a)	1,697,140	64,610,120
	Prudential Financial, Inc. (a)	642,200	32,052,202
	The Travelers Cos., Inc. (a)	3,576,176	176,055,143
			316,864,733
Media - 2.9%	CBS Corp., Class B	720,200	8,678,410
	Viacom, Inc., Class B (b)	4,123,000	115,608,920
			124,287,330
Metals & Mining - 0.5%	Nucor Corp.	452,100	21,253,221
Office Electronics - 2.0%	Xerox Corp.	11,124,685	86,105,062
	Total Below-Average Price/Earnings Ratio		1,162,207,632
1

Master Basic Value LLC
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Low Price-to-Book Value - 19.2%
Aerospace & Defense - 1.7%	Raytheon Co.	1,510,394	$ 72,453,600
Commercial Banks - 0.5%	Wells Fargo & Co.	729,500	20,557,310
Energy Equipment & Services - 2.9%	Halliburton Co. (a)	4,563,900	123,772,968
Household Products - 2.6%	Kimberly-Clark Corp.	1,875,500	110,616,990
Machinery - 0.5%	Deere & Co.	493,100	21,163,852
Media - 2.1%	Walt Disney Co. (a)	2,614,200	71,785,932
	Comcast Corp., Special Class A	1,021,100	16,419,288
			88,205,220
Metals & Mining - 0.7%	United States Steel Corp. (a)	650,300	28,853,811
Oil, Gas & Consumable Fuels - 1.7%	Anadarko Petroleum Corp.	1,149,700	72,120,681
Semiconductors & Semiconductor	LSI Corp. (b)	26,572,696	145,884,101
Equipment - 5.5%	Micron Technology, Inc. (a)(b)	10,969,288	89,948,162
			235,832,263
Specialty Retail - 1.0%	Limited Brands, Inc.	2,383,500	40,495,665
	Total Low Price-to-Book Value		814,072,360
Price-to-Cash Flow - 8.3%
Diversified Telecommunication	Qwest Communications International Inc.	30,210,800	115,103,148
Services - 2.7%
Food & Staples Retailing - 0.9%	The Kroger Co.	1,764,200	36,413,088
Health Care Providers & Services - 1.2%	UnitedHealth Group, Inc.	2,006,800	50,250,272
Media - 2.4%	Time Warner Cable, Inc. (a)	533,486	22,987,912
	Time Warner, Inc.	2,818,466	81,115,451
			104,103,363
Oil, Gas & Consumable Fuels - 1.1%	Peabody Energy Corp.	1,280,300	47,652,766
	Total Price-to-Cash Flow		353,522,637
Special Situations - 8.7%
Computers & Peripherals - 2.0%	International Business Machines Corp.	715,500	85,580,955
Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	417,300	23,790,273
	Covidien Plc	1,502,400	64,993,824
			88,784,097
Pharmaceuticals - 2.7%	Schering-Plough Corp.	4,122,700	116,466,275
Semiconductors & Semiconductor	Intel Corp.	3,932,900	76,966,853
Equipment - 1.8%
Specialty Retail - 0.1%	The Gap, Inc.	224,200	4,797,880
	Total Special Situations		372,596,060
Total Long-Term Investments
	(Cost - $3,381,053,050) - 99.8%		4,238,814,323
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC Money Market
	Series, 0.29% (c)(d)(e)	$ 318,496	318,496,100
	Total Short-Term Securities
	(Cost - $318,496,100) - 7.5%		318,496,100
2

Master Basic Value LLC
Schedule of Investments September 30, 2009 (Unaudited)				(Percentages shown are based on Net Assets)
Value
Total Investments
			(Cost - $3,699,549,150*)	- 107.3%	$ 4,557,310,423
			Liabilities in Excess of Other Assets - (7.3)%		(308,322,867)
			Net Assets - 100.0%		$ 4,248,987,556
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
		Aggregate cost	$ 3,820,544,110
		Gross unrealized appreciation	992,377,829
		Gross unrealized depreciation	$ (255,611,516)
		Net unrealized appreciation	$ 736,766,313
(a)	Security, or a portion of security, is on loan.
(b)		Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
		Affiliate	Net Activity	Income
BlackRock Liquidity Funds,
		TempFund	(75,156,985) $	29,193
BlackRock Liquidity Series, LLC
		Money Market Series	$ 255,140,950 $	70,588
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash proceeds from securities loans.
•		Portfolio Abbreviations:
	ADR	American Depositary Receipts
•	For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
3

Master Basic Value LLC
Schedule of Investments September 30, 2009 (Unaudited)
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Master LLC's investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Long-Term Investments[1]	$ 4,238,814,323
Level 2 - Short-Term Securities	318,496,100
Level 3	-
Total	$ 4,557,310,423
[1] See above Schedule of Investments for values in each industry.
4

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 20, 2009